Changes in the Company structure	6 Months Ended
Jun. 30, 2021
Changes in the Company structure
Changes in the Company structure

2) Changes in the Company structure

2.1) Main acquisitions and divestments

➢	Integrated Gas, Renewables & Power
●	In January 2021, TotalEnergies finalized the acquisition of a 20% minority interest in Adani Green Energy Limited (AGEL) from Adani Group. Adani Green Energy Limited (AGEL), a part of the Adani Group, has 14.6 GW of operating, under-construction and awarded renewable power projects catering to investment-grade counterparties.
➢	Refining & Chemicals
●	In February 2021, TotalEnergies finalized the sale of Lindsey refinery and its associated logistic assets, as well as all the related rights and obligations, to the Prax Group.

2.2) Divestment projects

➢	Exploration & Production
●	TotalEnergies has initiated the sale process of its 30.323% interest in the share capital of Petrocedeño in Venezuela. As mentioned in Note 8 Subsequent Events, this process led to the execution on July 9, 2021 of a Share Purchase Agreement with PDVSA.

As of June 30, 2021, the assets have been classified as “assets classified as held for sale” for a null value. These assets are the shares of Petrocedeño, as consolidated under the equity method and recorded at their sale price; this transaction triggering a loss of $1.38 billion in the financial statements of TotalEnergies.

●	On July 30, 2020, TotalEnergies announced that its 58% owned affiliate Total Gabon has signed an agreement with Perenco to divest its interests in seven mature non-operated offshore fields, along with its interests and operatorship in the Cap Lopez oil terminal. The transaction remains subject to approval by the Gabonese authorities.

As of June 30, 2021, the assets and liabilities have been respectively classified in the consolidated balance sheet as "assets classified as held for sale" for an amount of $398 million and “liabilities classified as held for sale” for an amount of $169 million. These assets mainly include tangible assets.